As filed with the Securities and Exchange Commission on December 2, 2022
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 4 (File No. 333-237300)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 104 (File No. 811-07623)	[X]
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on Dec.5, 2022 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post - Effective Amendment No.4 is to supplement prospectus for RiverSource RAVA 5 Access variable annuity (offered for contract applications signed on or after June 22, 2020).

PART A.
Prospectus for RiverSource RAVA 5 Access Variable Annuity (offered for contract applications signed on or after June 22, 2020) dated April 29, 2022 filed electronically with Post-Effective Amendment No.3 is incorporated by reference to this Post-Effective Amendment No.4.

Supplement dated Dec. 5, 2022 to Prospectus dated April 29, 2022
Product Name	Prospectus Form #/Date
RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications dated on or after June 22, 2020)	PRO9105_12_A01_(4/22)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
The following changes apply for contract applications dated on or after Dec. 5, 2022:
I. The Optional ROPP Death Benefit rider is available for ages 81 and older for contract applications dated on or after Dec. 5, 2022.
In the “Buying Your Contract” section of the prospectus, the first sub bullet under the fourth bullet in the 4th paragraph is revised to read:
•
ROPP Death Benefit (for contracts with applications dated on or after 12/05/2022 available if you are age 81 or older and for contracts with applications dated prior to 12/05/2022 available if you are age 80 or older);
In the “Benefits Available Under the Contract” section, under ROPP Death Benefit – Description of Restrictions/Limitation, the first bullet point is deleted and replaced with the following description:
•
For contracts with applications dated on or after 12/05/2022, available if any owner is age 81 and older
•
For contracts with applications dated prior to 12/05/2022, available if any owner is age 80 and older
The last paragraph in the “Optional Death Benefits” section of the prospectus is deleted and replaced with the following:
For contract applications dated on or after 12/05/2022, if you are age 81 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. For contract applications dated prior to 12/05/2022, if you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract.
Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
The second through fourth paragraphs in the “Optional Death Benefits – Return of Purchase Payments (ROPP) Death Benefit” section of the prospectus are deleted and replaced with the following:
If the contract application is dated on or after 12/05/2022, for a spouse who continues the contract and is age 81 or older, we reset the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 81 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value, if the contract value is less.
If all owners are age 80 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If the contract application is dated prior to 12/05/2022, for a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
1

II. The table under “Benefits Available Under the Contract” in the prospectus describing the Standard Death Benefit (available for contract owners age 79 and younger) and the Standard Death Benefit (available for contract owners age 80 and older) is revised and the following is added for contract applications dated on or after 12/5/2022:
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Standard Death Benefit (available for contract owners age 80 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	N/A	N/A
•Available for contracts with
applications dated on or
after 12/05/2022
•Annuitizing the Contract
terminates the benefit
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant.

Standard Death Benefit (available for contract owners age 81 and older)	Provides a guaranteed death benefit equal to the Contract Value	N/A	N/A	•Available for contracts with applications dated on or after 12/05/2022 •Annuitizing the Contract terminates the benefit
III. The Standard ROPP Death Benefit maximum age is age 80 for contract applications dated on or after Dec. 5, 2022.
The second and third paragraphs in the “Benefits in Case of Death – Standard Death Benefit” section of the prospectus are deleted and replaced with the following:
For contracts with applications dated on or after 12/5/2022: If you are age 80 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value; or
•
the Return of Purchase Payments (ROPP) value.
If you are age 81 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value.
For contracts with applications dated prior to 12/5/2022: If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value; or
•
the Return of Purchase Payments (ROPP) value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value.
The first two paragraphs following the terms used to describe the Standard Death benefit in the “Benefits in Case of Death – Standard Death Benefit” section of the prospectus are deleted and replaced with the following:
For contracts with applications dated on or after 12/5/2022: For a spouse who continues the contract and is age 80 or younger, we set the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid.
For contracts with applications dated prior to 12/5/2022: For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation and after any increase to the contract value due to the death benefit that would otherwise have been paid.
2

For all contracts, after a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value on the valuation date we receive your request for the ownership change.
IV. The underlying investment options available for contracts with applications dated on or after 12/05/2022 differ from the underlying investment options available for contracts with applications dated prior to 12/05/2022 and the following revisions are made to the prospectuses, as applicable:

The table in the “Appendix A: Funds Available Under the Contract” is deleted and replaced with the following:
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.07%[2]	9.28%	6.94%	6.04%
Seeks long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B)[3] AllianceBernstein L.P.	0.84%[2]	27.84%	12.58%	13.39%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	28.65%	25.78%	20.52%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B)[3] AllianceBernstein L.P.	1.13%[2]	22.57%	22.11%	14.95%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2[1] Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	24.78%	17.29%	14.94%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	7.64%	22.00%	16.23%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	37.77%	(0.04%)	-
Seeks capital growth.	American Century VP International, Class II3 American Century Investment Management, Inc.	1.14%[2]	8.60%	14.16%	9.89%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value, Class II3 American Century Investment Management, Inc.	0.90%[2]	23.02%	9.25%	12.67%
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.88%[2]	24.28%	9.39%	11.88%
3

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of captial.	BlackRock Advantage SMID Cap V.I. Fund (Class III)[3] BlackRock Advisors, LLC	0.80%[2]	13.35%	13.14%	13.69%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	1.00%[2]	6.42%	9.71%	7.68%
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares[3] BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, sub-adviser.	0.92%	26.68%	18.20%	15.30%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio - Class F3 Calvert Research and Management	0.68%[2]	10.66%	9.08%	7.18%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio - Class F3 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.73%[2]	26.55%	27.68%	22.26%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F3 Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.59%[2]	14.30%	11.46%	12.45%
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class F3 Calvert Research and Management	0.88%	14.72%	12.07%	10.18%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.00%	17.47%	10.51%	10.04%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.88%	17.58%	10.61%	10.17%
4

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	(1.55%)	0.80%	-
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%[2]	22.00%	14.16%	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	13.85%	12.75%	12.91%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96%[2]	0.90%	8.72%	8.27%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%	7.16%	6.66%	-
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.37%[2]	33.31%	16.09%	5.72%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.91%[2]	4.59%	2.68%	0.99%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%[2]	0.24%	0.67%	0.34%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.91%[2]	6.31%	7.11%	6.40%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	5.67%	6.77%	6.16%
5

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%	12.28%	5.81%	4.53%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.96%	34.41%	17.66%	15.48%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	17.74%	14.58%	13.24%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	17.85%	14.73%	13.38%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%[2]	5.57%	3.99%	2.68%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.75%	17.07%	8.58%	-
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.03%	8.83%	6.19%	4.96%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	0.91%	19.36%	-	-
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	6.81%	11.29%	11.15%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC	1.09%[2]	35.08%	16.72%	11.67%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.08%[2]	7.25%	9.44%	9.53%
6

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	8.92%	7.27%	8.76%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	1.23%[2]	45.80%	27.14%	19.13%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2)[3] Columbia Management Investment Advisers, LLC	1.22%	8.59%	10.22%	8.19%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%[2]	6.62%	6.16%	5.03%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.70%	4.85%	3.66%	2.56%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.74%	8.24%	4.81%	3.85%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.85%[2]	8.97%	5.28%	4.22%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.05%	(5.18%)	4.52%	5.45%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.93%[2]	3.33%	9.90%	10.60%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Morgan Stanley Advantage Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.	0.92%	75.49%	25.50%	17.60%
7

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) (previously CTIVP® - Loomis Sayles Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.93%	31.61%	18.72%	15.61%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.93%	2.47%	9.13%	8.83%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.73%	8.67%	4.43%	3.15%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.05%	7.80%	11.50%	11.07%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.09%	27.18%	17.13%	13.42%
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy, Class II (previously Ivy VIP Asset Strategy, Class II) Ivy Investment Management Company	0.87%[2]	10.44%	11.36%	8.01%
Seeks high current income.	Delaware VIP® Fund for Income Series - Service Class[3] Delaware Management Company, adviser; Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.	0.74%[2]	-	-	-
Seeks long-term capital growth.	Delaware VIP® International Series - Service Class[3] Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.	1.16%[2]	6.59%	10.49%	7.83%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	12.35%	5.59%	3.89%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class[3] Eaton Vance Management	1.18%	3.63%	3.19%	3.53%
8

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.85%	27.51%	19.87%	16.35%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.16%	(2.41%)	14.71%	8.17%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.90%	54.83%	(3.55%)	0.02%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.77%	25.64%	13.17%	13.79%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.88%	11.68%	31.77%	22.64%
9

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.07%	12.11%	16.56%	12.88%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2[3] Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.64%	(0.90%)	4.08%	3.29%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	25.31%	13.32%	13.00%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.91%	3.44%	5.11%	4.47%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2[1] Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
10

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 4[3] Franklin Advisers, Inc.	0.82%	16.59%	7.34%	7.27%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund - Class 4[3] Franklin Mutual Advisers, LLC	1.33%	18.98%	6.32%	8.37%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2[1] Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2[1] Franklin Mutual Advisers, LLC	0.91%	25.37%	9.94%	12.13%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 4[3] Franklin Mutual Advisers, LLC	1.01%	25.17%	9.82%	12.01%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares[1] Goldman Sachs Asset Management, L.P.	1.40%[2]	4.66%	3.42%	-
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares[3] Goldman Sachs Asset Management, L.P.	1.25%[2]	4.84%	3.61%	-
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares[3] Goldman Sachs Asset Management, L.P.	1.06%[2]	23.50%	11.06%	12.65%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares Invesco Advisers, Inc.	1.13%[2]	9.26%	7.18%	5.99%
11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares[3] Invesco Advisers, Inc.	0.99%	33.04%	11.12%	12.59%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series II Shares[3] Invesco Advisers, Inc.	0.87%[2]	(1.01%)	4.40%	4.52%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.03%	15.17%	17.88%	13.96%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares[1] Invesco Advisers, Inc.	1.12%[2]	(3.56%)	2.15%	2.90%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.09%	22.26%	13.46%	14.40%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series II Shares[3] Invesco Advisers, Inc.	1.23%	14.08%	24.71%	17.19%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.86%	16.91%	14.10%	11.53%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	(1.11%)	3.98%	3.43%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio: Service Shares[3] Janus Henderson Investors US LLC	1.02%	22.60%	25.27%	20.00%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio: Service Shares[3] Janus Henderson Investors US LLC	0.97%	17.75%	30.32%	22.96%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio: Service Shares[3] Janus Henderson Investors US LLC	1.12%	13.29%	13.08%	5.98%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares[1] Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.	JPMorgan Insurance Trust U.S. Equity Portfolio - Class 2 Shares[3] J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
12

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Portfolio - Service Shares[3] Lazard Asset Management, LLC	1.38%	5.47%	5.07%	3.58%
Seeks long-term capital appreciation.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares Lazard Asset Management, LLC	1.06%[2]	11.94%	8.40%	-
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC3 Lord, Abbett & Co LLC	0.89%	3.28%	5.66%	6.33%
Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC3 Lord, Abbett & Co LLC	0.83%	0.63%	2.42%	-
Seeks total return.	MFS® Global Real Estate Series - Service Class[3] Massachusetts Financial Services Company	1.17%[2]	29.87%	12.71%	11.91%
Seeks capital appreciation.	MFS® International Growth Series - Service Class[3] Massachusetts Financial Services Company	1.13%[2]	8.99%	13.95%	9.73%
Seeks capital appreciation.	MFS® Research International Series - Service Class[3] Massachusetts Financial Services Company	1.20%[2]	11.27%	11.90%	8.11%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.03%[2]	13.82%	11.61%	9.65%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	(11.19%)	36.85%	20.11%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.16%	23.16%	15.43%	14.11%
Seeks long-term growth of capital and income generation.	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.06%[2]	17.94%	7.91%	-
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	1.34%[2]	16.04%	8.45%	5.91%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[1] Pacific Investment Management Company LLC (PIMCO)	1.21%[2]	12.60%	10.59%	6.03%
13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.75%	(1.36%)	3.83%	3.33%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares[3] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	0.99%	19.40%	15.70%	15.92%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Shares[3] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	1.12%	14.94%	8.09%	7.01%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares[3] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.81%	27.30%	13.81%	14.11%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB Shares[3] Putnam Investment Management, LLC. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.99%	6.07%	17.24%	15.92%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares[3] Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.89%	23.56%	22.51%	18.29%
14

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2[1] Franklin Advisers, Inc.	0.76%[2]	(4.99%)	(0.94%)	1.13%
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	(14.01%)	9.25%	-
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2) Columbia Management Investment Advisers, LLC	1.04%	14.99%	9.99%	8.41%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2) Columbia Management Investment Advisers, LLC	0.89%	9.30%	5.47%	4.50%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	7.79%	-	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2) Columbia Management Investment Advisers, LLC	0.99%	9.79%	-	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%	8.12%	5.56%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	9.15%	6.44%	-
15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.02%	11.30%	8.08%	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	10.37%	7.38%	-
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2) Columbia Management Investment Advisers, LLC	0.95%	12.86%	7.96%	6.61%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2) Columbia Management Investment Advisers, LLC	0.99%	14.03%	9.00%	7.51%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2) Columbia Management Investment Advisers, LLC	0.92%	11.00%	6.68%	5.54%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.72%	7.97%	4.26%	3.54%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	16.73%	12.22%	10.54%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.05%	10.96%	5.24%	4.28%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.12%[2]	22.30%	8.80%	6.58%
16

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.09%[2]	(4.14%)	3.89%	1.50%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10%[2]	38.43%	14.96%	11.30%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.11%[2]	3.99%	7.52%	6.81%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	5.87%	-	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	4.80%	-	-
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	5.53%	-	-
Seeks long-term capital appreciation.	Wanger Acorn[3] Columbia Wanger Asset Management, LLC	0.95%	24.23%	16.89%	13.41%
Seeks long-term capital appreciation.	Wanger International[3] Columbia Wanger Asset Management, LLC	1.20%	14.36%	9.90%	6.90%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.07%	1.04%	5.10%	5.53%
1
Not available for contracts with applications signed on or after 12/5/2022.
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
Available for contracts with applications signed on or after 12/5/2022.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9105-0001_(12/22)
17

PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 29, 2022 filed electronically as Part B to Post-Effective Amendment No. 3 to Registration Statement No. 333-230375, is incorporated by reference.
PART C – OTHER INFORMATION
Item 27. Exhibits
(b) Exhibits
(a)	(i)
Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio
Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement
No. 333-03867 is incorporated by reference.

(ii)
Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and
Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's
Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable
Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New
York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable
Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or
about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity (form 411382 NY) and data pages filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about
Jan.25, 2013 is incorporated by reference.

(ii)
Form of Annuity Endorsement – Inherited Nonqualified Stretch (Form 115909 NY) filed electronically as Exhibit 4.2 to registrant’s Initial registration Statement No.333-237300 is incorporated by reference.

(iii)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's
Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(iv)
Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(v)
Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(vi)
Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is
incorporated by reference.

(vii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(viii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(ix)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(e)
Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration
Statement No. 333-91691 is incorporated herein by reference.See Exhibit 5 to Registration Statement No. 333-91691 filed on 4/28/1998.

(f)	(i)
Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as
Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.

(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and
AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to
Registration Statement No. 333-44644 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance
Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's
Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(vii)
Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life
Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’sPost-Effective Amendment No. 24 is incorporated by reference.

(viii)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(ix)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to
Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(x)
Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger
Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment
No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xi)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York
and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective
Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

(xii)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration
Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xiii)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York,
BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s
Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein..

(xiv)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York,
RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS
Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as
Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about
May 11, 2012 is incorporated by reference herein.

(xv)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvi)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities
Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s
Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios,
Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to
Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xviii)
Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life
Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and
Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance
Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series
Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith
Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason
Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series
Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment
No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(xx)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc.,
Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life
Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to
Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(xxi)
Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise
Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement
No. 333-91691 is incorporated herein by reference.

(xxii)
Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York,
RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc.
filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement
No. 333-91691 is incorporated herein by reference.

(xxiii)
Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment
Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to
Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)		Not Applicable.
(j)		Not Applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 11, 2022 filed electronically as
Exhibit (p) to Registrant’s Registration Statement on Form N-4, File No. 333-2230375, is incorporated by reference.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Jean B. Keffler	1010 Swingley Rd. Livingston, MT 59047	Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Stephen P. Blaske		Senior Vice President and Chief Actuary
Mark Gorham		Director and Vice President - Insurance Product Development
Karen M. Bohn	6620 Iroquois Trail Edina, MN 55439	Director
Ronald L. Guzior	BST& Co. CPAs, LLP 26 Computer Drive West Albany, NY 12205	Director
Brian E. Hartert		Director
Jason J. Poor		Director
Shweta Jhanji		Senior Vice President and Treasurer
Paula J. Minella		Secretary
Greg L. Ewing		Vice President, Chief Financial Officer and Controller
Kara D. Sherman		Vice President – National Sales Manager - Insurance
*
Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle AM (Asia) Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Minnesota
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas

Parent Company /Subsidiary Name	Jurisdiction
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9 †	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands
BMO Portugal, Gestão de Patrimónios, S.A.	Portugal
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle REP Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware

Parent Company /Subsidiary Name	Jurisdiction
TAM UK International Holdings Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England & Wales
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Convivo Asset Management Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Investment Advisors Limited	England & Wales
Threadneedle Portfolio Managers Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Fund Management Limited	England & Wales
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Management Services Limited	England & Wales
Threadneedle Capital Management Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Securities Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property (GP) Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville UKPEC9 St James Nominee 1 Limited	Jersey
Sackville UKPEC9 St James Nominee 2 Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey

Parent Company /Subsidiary Name	Jurisdiction
Sackville UKPEC7 Tower Nominee 1 Limited	Jersey
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville SPF IV Property (GP) Limited	England & Wales
Sackville SPF IV (GP) No. 1 Limited	England & Wales
Sackville SPF IV (GP) No. 2 Limited	England & Wales
Sackville SPF IV (GP) No. 3 Limited	England & Wales
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 1 Limited	England & Wales
Sackville UK Property Select II Nominee (1) Limited	England & Wales
Sackville UK Property Select II (GP) No. 2 Limited	England & Wales
Sackville UK Property Select II Nominee (2) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC1 Leeds Nominee 1 Limited	England & Wales
Sackville UKPEC1 Leeds Nominee 2 Limited	England & Wales
Sackville UKPEC2 Galahad (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Sackville UKPEC3 Croxley Nominee 1 Limited	England & Wales
Sackville UKPEC3 Croxley Nominee 2 Limited	England & Wales
Sackville UKPEC4 Brentford (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.

Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board, Chief Executive Officer and Executive Vice President
Shweta Jhanji	Senior Vice President and Treasurer

Name and Principal Business Address*	Positions and Offices with Underwriter
Paula J. Minella	General Counsel
Jason S. Bartylla	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$27,017,299	None	None	None
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Co. of New York (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the Dec. 2, 2022.
RiverSource of New York Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the Dec. 2, 2022.

RiverSource Life Insurance Co. of New York
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the Dec. 2, 2022.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board, President and Chief Executive Officer (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor	Director and Vice President - Operations
Jason J. Poor
/s/ Ronald L. Guzior	Director
Ronald L. Guzior
/s/ Brian E. Hartert	Director
Brian E. Hartert
/s/ Karen M. Bohn	Director
Karen M. Bone
/s/ Mark Gorham	Director, Vice President – Insurance Products Development
Mark Gorham
/s/ Diana M. Marchesi	Director
Diana M. Marchesi

Signature	Title
/s/ Gregg L. Ewing	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 11, 2022 filed electronically as Exhibit (p) to Registrant’s Post-Effective Amendment No.3 to Registration Statement on Form N-4, File No. 333-230375, is incorporated herein by reference, by:
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 4
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020) filed electronically as Part A to Registrant's Post-Effective Amendment No.3 is incorporated by reference.
Supplement
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 29, 2022 filed electronically as Part B to Post-Effective Amendment No. 3 to Registration Statement No. 333-230375, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm